Operating Leases - Schedule of Future Minimum Lease Payments (Details) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
2018 (9 months)	$ 216,838
2019	854,759
2020	794,101
2021	643,082
2022	641,947
Thereafter	1,651,210
Total	$ 4,801,937
IMAC Regeneration Center of St. Louis, LLC [Member]
2018 (9 months)		$ 191,150
2019		254,866	$ 254,866
2020		254,866	260,341
2021		260,341	253,565
2022		253,565
Thereafter		753,360	753,360
Total		$ 1,968,148	$ 2,031,864